Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Millions	Total	Predecessor	Successor	Predecessor [Member]	Predecessor [Member] Common Stock	Predecessor [Member] Stock Warrants	Predecessor [Member] Additional Paid-In Capital	Predecessor [Member] Retained Earnings (Accumulated Deficit)	Predecessor [Member] Accumulated Other Comprehensive Income (Loss)	Predecessor [Member] Treasury Stock	Predecessor [Member] Non-controlling interests	Successor [Member]	Successor [Member] Common Stock	Successor [Member] Stock Warrants	Successor [Member] Additional Paid-In Capital	Successor [Member] Retained Earnings (Accumulated Deficit)	Successor [Member] Accumulated Other Comprehensive Income (Loss)	Successor [Member] Treasury Stock	Successor [Member] Non-controlling interests
Beginning Balance at Dec. 31, 2008				$ (623)	$ 131	$ 127	$ 3,405	$ (4,704)	$ 157	$ (3)	$ 264
Net income		184		184				128			56
Other comprehensive (loss) income				(6)					(15)		9
Stock-based compensation, net				2			2
Cash dividends				(12)							(12)
Reorganization and fresh-start related adjustments		60		60
Ending Balance at Dec. 31, 2009				(455)	131	127	3,407	(4,576)	142	(3)	317
Net income		996		996				940			56
Other comprehensive (loss) income				(207)					(216)		9
Stock-based compensation, net				1			1
Cash dividends				(23)							(23)
Reorganization and fresh-start related adjustments		(933)		(933)
Reorganization and Fresh-Start Related Adjustments				1,460	(130)	(86)	(2,345)	3,636	74	3	308
Ending Balance at Oct. 01, 2010												1,772	1	41	1,063				667
Net income			105									105				86			19
Other comprehensive (loss) income												53					50		3
Stock-based compensation, net												16			21			(5)
Warrant exercises												3		(12)	15
Reorganization and fresh-start related adjustments
Other												1							1
Ending Balance at Dec. 31, 2010	1,950											1,950	1	29	1,099	86	50	(5)	690
Net income			154									154				80			74
Other comprehensive (loss) income												(88)					(75)		(13)
Stock-based compensation, net												33			41			(8)
Warrant exercises												9		(16)	25
Cash dividends												(32)	0	0	0	0	0	0	(32)
Reorganization and fresh-start related adjustments
Deconsolidation												(29)	0	0	0	0	0	0	(29)
Ending Balance at Dec. 31, 2011	$ 1,997											$ 1,997	$ 1	$ 13	$ 1,165	$ 166	$ (25)	$ (13)	$ 690